Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUES:
Revenues	$ 19,683	$ 18,982
EXPENSES:
Voyage expenses	492	496
Bareboat charter hire expenses	3,115	3,115
Amortization of prepaid bareboat charter hire	828	829
Other vessel operating expenses	7,135	6,596
Vessel depreciation (Note 4(b))	3,002	2,790
Management fees-related parties (Note 5)	4,254	3,126
Other operating gain, net		(914)
General and administrative expenses	4,358	3,502
Operating loss	(3,501)	(558)
OTHER INCOME (EXPENSES):
Interest and finance costs (including $143 and $361, respectively to related party)	(3,350)	(7,457)
Gain on financial instruments, net (Note 11)	130	1,057
Debt forgiveness		1,118
Interest income	98
Other, net		2
Total other loss, net	(3,122)	(5,280)
Net loss and comprehensive loss	(6,623)	(5,838)
Equity gains in unconsolidated joint ventures	4
Net loss attributable to common shareholders	(6,619)	(5,838)
Common stock holders	(6,624)	(5,847)
Non-controlling interests	$ 5	$ 9
Loss per common share, basic and diluted (Note 10) (in dollars per share)	$ (0.42)	$ (10,422.45)
Weighted average common shares outstanding, basic and diluted (in shares)	15,620,543	561